Statement of Shareholders' Equity (USD $)	9 Months Ended
Dec. 31, 2011
Partners? capital (deficit) ? Opening Balance	$ (26,182,465)
Net Income Loss	(278,591)
Contribution Writeoff Of Related Party Debt	78,750
Partners? (deficit) capital ? Closing Balance	(26,382,306)
Limited Partner [Member]
Net Income Loss	(275,805)
Contribution Writeoff Of Related Party Debt	0
General Partner [Member]
Net Income Loss	(2,786)
Contribution Writeoff Of Related Party Debt	78,750
Noncontrolling Interest [Member]
Net Income Loss	1,314,413
Contribution Writeoff Of Related Party Debt	$ 0